Annual Total Returns	12 Months Ended
Dec. 31, 2025
The Brinsmere Fund - Growth ETF | The Brinsmere Fund - Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	14.44%
The Brinsmere Fund - Conservative ETF | The Brinsmere Fund - Conservative ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.30%